Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

33.  Segment Reporting

There are two operating and reportable segments in the Group (defined in Note1 (a)), including “BIGO” and “All other” for the years ended December 31, 2023, 2024 and 2025. BIGO segment is the Group’s core business segment which primarily includes some of our social entertainment platforms including Bigo Live, Likee, imo and others. All other segment is the Group’s other business segment which primarily includes our social entertainment platform Hago, our smart commerce platform Shopline, certain audio live streaming platforms, and others. The CODM measures the performance of each segment based on metrics of revenues and net income and uses these results to evaluate the performance of, and to allocate resources to, each of the segments.

The CODM does not evaluate operating segments using asset or liability information.

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment:

For the year ended December 31, 2025:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,446,437	83,230	—	1,529,667
Advertising	398,538	44,180	—	442,718
Others	3,470	149,727	(1,334)	151,863

Total net revenues	1,848,445	277,137	(1,334)	2,124,248

Cost of revenues(2)	(1,206,124)	(155,782)	290	(1,361,616)

Gross profit	642,321	121,355	(1,044)	762,632
Operating expenses(2)
Research and development expenses	(156,986)	(90,952)	805	(247,133)
Sales and marketing expenses	(211,265)	(86,299)	94	(297,470)
General and administrative expenses	(67,386)	(97,288)	145	(164,529)

Total operating expenses	(435,637)	(274,539)	1,044	(709,132)

Other income	1,078	1,242	—	2,320

Operating income (loss)	207,762	(151,942)	—	55,820

Interest expense	(3,090)	(153)	2,727	(516)
Interest income and investment income	55,083	110,251	(2,727)	162,607
Foreign currency exchange losses, net	(13,721)	(390)	—	(14,111)
Gain on fair value changes of investment	514	11,806	—	12,320

Income (loss) before income tax (expenses) benefits	246,548	(30,428)	—	216,120

Income tax (expenses) benefits	(20,278)	3,849	—	(16,429)

Income (loss) before share of income in equity method investments, net of income taxes	226,270	(26,579)	—	199,691

Share of income in equity method investments, net of income taxes	—	11,610	—	11,610

Net income (loss) from continuing operations	226,270	(14,969)	—	211,301
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	2,875	1,052	3,927
Research and development expenses	5,431	3,987	9,418
Sales and marketing expenses	893	490	1,383
General and administrative expenses	1,334	9,738	11,072

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2024:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,699,591	88,430	—	1,788,021
Advertising	287,815	35,198	—	323,013
Others	934	127,399	(1,579)	126,754

Total net revenues	1,988,340	251,027	(1,579)	2,237,788

Cost of revenues(2)	(1,273,805)	(158,094)	314	(1,431,585)

Gross profit	714,535	92,933	(1,265)	806,203

Operating expenses(2)
Research and development expenses	(172,262)	(107,402)	924	(278,740)
Sales and marketing expenses	(247,722)	(85,711)	99	(333,334)
General and administrative expenses	(57,529)	(95,230)	242	(152,517)
Goodwill impairment	—	(454,935)	—	(454,935)

Total operating expenses	(477,513)	(743,278)	1,265	(1,219,526)

Gain on deconsolidation and disposal of subsidiaries	—	1,643	—	1,643
Other income	3,877	2,178	—	6,055

Operating income (loss)	240,899	(646,524)	—	(405,625)

Interest expense	(5,728)	(3,239)	4,120	(4,847)
Interest income and investment income	55,709	123,967	(4,120)	175,556
Foreign currency exchange gains (losses), net	1,453	(689)	—	764
(Loss) gain on fair value changes of investment	(33)	6,669	—	6,636

Income (loss) before income tax (expenses) benefits	292,300	(519,816)	—	(227,516)

Income tax (expenses) benefits	(19,571)	6,086	—	(13,485)

Income (loss) before share of loss in equity method investments, net of income taxes	272,729	(513,730)	—	(241,001)

Share of loss in equity method investments, net of income taxes	—	(1,637)	—	(1,637)

Net income (loss) from continuing operations	272,729	(515,367)	—	(242,638)
(1)

The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.

(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	716	1,004	1,720
Research and development expenses	6,394	6,014	12,408
Sales and marketing expenses	170	445	615
General and administrative expenses	781	7,676	8,457

33.  Segment Reporting (continued)

(a)The following table presents summary information by segment (continued):

For the year ended December 31, 2023:

	BIGO	All other	Elimination(1)	Total
	US$	US$	US$	US$

Net revenues
Live streaming	1,819,484	159,887	—	1,979,371
Advertising	91,849	28,031	—	119,880
Others	12,987	156,971	(1,339)	168,619

Total net revenues	1,924,320	344,889	(1,339)	2,267,870

Cost of revenues(2)	(1,189,500)	(265,662)	320	(1,454,842)

Gross profit	734,820	79,227	(1,019)	813,028
Operating expenses(2)
Research and development expenses	(163,634)	(132,635)	766	(295,503)
Sales and marketing expenses	(295,395)	(74,260)	78	(369,577)
General and administrative expenses	(52,906)	(69,930)	175	(122,661)

Total operating expenses	(511,935)	(276,825)	1,019	(787,741)

Loss on deconsolidation and disposal of subsidiaries	—	(6,177)	—	(6,177)
Other income	7,240	2,465	—	9,705

Operating income (loss)	230,125	(201,310)	—	28,815

Interest expense	(6,761)	(8,759)	5,100	(10,420)
Interest income and investment income	43,518	146,794	(5,100)	185,212
Foreign currency exchange losses, net	(174)	(2,732)	—	(2,906)
Gain on disposal and deemed disposal of investments	—	74,851	—	74,851
(Loss) gain on fair value changes of investment	(400)	12,825	—	12,425

Income before income tax expenses	266,308	21,669	—	287,977

Income tax expenses	(17,007)	(1,849)	—	(18,856)

Income before share of income in equity method investments, net of income taxes	249,301	19,820	—	269,121

Share of income in equity method investments, net of income taxes	—	3,297	—	3,297

Net income from continuing operations	249,301	23,117	—	272,418
(1)	The elimination mainly consists of revenues and expenses generated from services among BIGO and All other segments, and interest income and interest expenses generated from the loan between BIGO and All other segments.
(2)	Share-based compensation was allocated in cost of revenues and operating expenses as follows:

33. Segment Reporting (continued)

(a)	The following table presents summary information by segment (continued):

	BIGO	All other	Total
	US$	US$	US$

Cost of revenues	1,958	1,617	3,575
Research and development expenses	8,967	10,448	19,415
Sales and marketing expenses	341	456	797
General and administrative expenses	1,829	6,363	8,192

(b)	The following tables set forth revenues and long - lived assets, net for the Company’s geographic operations:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Revenues:
Developed countries and regions	968,225	1,206,679	1,250,411
Middle East	441,277	317,848	244,222
Mainland China	347,825	233,578	208,722
Southeast Asia and others	510,543	479,683	420,893

Developed countries and region mainly included the United States of America, Singapore, Japan, South Korea and Great Britain. Middle East mainly included Saudi Arabia and other countries located in the region, and Southeast Asia and others mainly included Indonesia, Vietnam and rest of the world.

	As of December 31,
	2024	2025
	US$	US$
Long - lived assets, net:
Mainland China	770,349	842,750
Singapore	13,041	12,105
Others	39,905	32,900